Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 11, 2016
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Jul. 11, 2016
Document Effective Date	Jul. 11, 2016
Prospectus Date	Jul. 11, 2016